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                       [SUTHERLAND ASBILL & BRENNAN LLP]



MARY E. THORNTON
DIRECT LINE: 202.383.0698
Internet: mary.thornton@sablaw.com

                                  May 28, 2004

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Merrill Lynch Life Insurance Company
     Merrill Lynch Life Variable Annuity Separate Account A
     (File No. 333-90243)
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Commissioners:

On behalf of Merrill Lynch Life Insurance Company (the "Company") and Merrill Lynch Life Variable Annuity Separate Account A (the "Account"), I hereby certify that the form of prospectus dated May 1, 2004, and the statement of additional information dated May 1, 2004, as revised May 14, 2004, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

Please contact the undersigned at (202) 383-0698 if you have any questions or comments regarding this transmittal.

Sincerely,

/s/ Mary E. Thornton

Mary E. Thornton

Attachment

cc:  Edward W. Diffin, Jr., Esq.
     Frances C. Grabish, Esq.